Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			$ 18,915
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	$ 136,511	$ 160,154	33,819
Total financial liabilities	1,449	1,448
Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	135,062	158,706	14,904
Total financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0	18,915
Total financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,449	1,448	0
Total financial liabilities	1,449	1,448
Money Market Funds [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	135,062	158,706	14,904
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	135,062	158,706	14,904
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0	0
MS APA Asset [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,449	1,448
MS APA Asset [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0
MS APA Asset [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	0	0
MS APA Asset [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value	1,449	1,448
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			14,935
Commercial Paper [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			14,935
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			0
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			14,935
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			0
CVR liability | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial liabilities	1,449	1,448
CVR liability | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial liabilities	0	0
CVR liability | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial liabilities	0	0
CVR liability | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial liabilities	$ 1,449	$ 1,448
Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			3,980
Government Securities [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			3,980
Government Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			0
Government Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			3,980
Government Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair market value			$ 0